Provisions - Narrative (Details) - Brazil € in Millions	6 Months Ended
Jun. 30, 2024 EUR (€)
Provisions for employment-related proceedings
Disclosure of other provisions [line items]
Additional provisions charged to income statement	€ 267
Use of the available provisions	202
Provisions for other legal proceedings
Disclosure of other provisions [line items]
Additional provisions charged to income statement	140
Use of the available provisions	€ 100